CM ADVISORS FAMILY OF FUNDS

July 1, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       CM Advisors Family of Funds
File No. 333-101585

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that  (i) the forms of  Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to CM Advisors Family of Funds' registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

If you need any further assistance, please contact me at (513) 587-3418.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary

Ultimus Fund Solutions, LLC | 225 Pictoria Drive, Suite 450 | Cincinnati, OH 45246 | 513.587.3400 | fax 513.587.3450
www.ultimusfundsolutions.com